S000015790 [Member] Expense Example - BOND INDEX FUND - BOND INDEX FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	34
Expense Example, with Redemption, 5 Years	63
Expense Example, with Redemption, 10 Years	$ 149